Consolidated Balance Sheets - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents (note 15a)	$ 122,906	$ 153,726
Restricted cash – current (note 15a)	14,455	9,210
Accounts Receivable, after Allowance for Credit Loss, Current	30,620	29,058
Prepaid expenses	12,489	15,162
Assets Held-for-sale, Not Part of Disposal Group	24,400	0
Current portion of derivative assets (note 13)	32,412	35,684
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Current	21,066	20,928
Other current assets (note 14f)	16,501	6,619
Total current assets	298,936	290,066
Restricted cash – long-term (note 15a)	7,793	25,032
Vessels and equipment
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	328,616	731,318
Finance Lease, Right-of-Use Asset	2,156,322	1,979,630
Advances on newbuilding contracts (note 14a)	301,597	243,186
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Noncurrent	581,452	625,398
Other assets	33,707	28,858
Derivative assets (note 13)	20,541	50,913
Intangible Assets, Net (Excluding Goodwill)	13,500	20,434
Goodwill (note 8)	37,308	37,308
Total assets	5,137,634	5,378,721
Current
Accounts payable	8,524	7,093
Accrued liabilities and other (notes 9 and 14)	126,826	100,060
Unearned revenue (note 6)	29,300	34,733
Current portion of long-term debt (note 10)	296,188	177,093
Current obligations related to finance leases (note 5)	228,985	129,418
Current portion of derivative liabilities (note 13)	16,045	22,283
Total current liabilities	706,620	477,401
Long-term debt (note 10)	595,867	882,446
Long-term obligations related to finance leases (note 5)	1,573,541	1,598,135
Other long-term liabilities (notes 3b, 6, 7a and 14e)	71,489	88,764
Derivative liabilities (note 13)	128	25,281
Total liabilities	2,947,645	3,072,027
Equity
Common Unit, Issuance Value	1,849,192	1,931,879
Preferred Units, Preferred Partners' Capital Accounts	278,419	278,419
Accumulated other comprehensive income	18,986	36,083
Equity	2,146,597	2,246,381
Members' Equity Attributable to Noncontrolling Interest	43,392	60,313
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,189,989	2,306,694
Total liabilities and total equity	$ 5,137,634	$ 5,378,721
Common Unit, Issued	99.9	99.9
Limited Partners - preferred units issued	11.5	11.5
Preferred Units, Authorized	11.9	11.9
Property, Plant and Equipment [Roll Forward]	$ 2,786,535	$ 2,954,134
Due to affiliates, current	752	6,721
Affiliated Entity [Member]
Current
Due from Affiliates, Current	24,087	19,679
Due to affiliates, current	800	6,700
Due from Affiliates, Current	24,087	19,679
Corporate Joint Venture
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,357,862	$ 1,346,578